Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Feb. 09, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Consistent with this practice, on February 1, 2024, the Company released its earnings results announcing its fourth quarter and full year financial results for the year ended December 31, 2023. The Compensation Committee granted annual stock options on February 9, 2024, in an open trading window six business days following the earnings release. The Compensation Committee believes this represents a sufficient amount of time for the public markets to absorb the Company’s earnings results prior to the grant date. Accordingly, the Company does not take material non-public information into account when determining the timing and terms of the option awards and has not timed the disclosure of material non-public information with the purpose of affecting the value of the options awards. See the "Timing of Long-term Incentive Awards" section above for additional detail on our granting practices related to stock options.

The following table presents information regarding stock options awarded to our named executive officers in 2024, during any period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K or the filing or furnishing of a current report on Form 8-K disclosing material non-public information (other than a current report on Form 8-K disclosing a material new stock option award under Item 5.02(e) of such Form 8-K), and ending one business day after the filing or furnishing of such report with the SEC (the “Designated Period”). Though the annual stock options included in the table below were granted within a Designated Period (on the day the Company filed its Annual Report on Form 10-K), as noted above, the Company issued its earnings release six business days prior to the grant, the trading window was open and the filing of the Form 10-K was not believed to be a release of material, nonpublic information. Mr. Santi is not included in the table as he did not receive a grant of stock options in 2024.

Award Timing Method	The Compensation Committee granted annual stock options on February 9, 2024, in an open trading window six business days following the earnings release.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	the filing of the Form 10-K was not believed to be a release of material, nonpublic information
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant date	# of Options Granted	Exercise Price ($)	Grant Date Fair Value of Award ($)	% Change in Market Price of Underlying Securities Between Closing Market Price of Security One Trading Day Prior to and One Trading Day Following Disclosure of MNPI(1)

Christopher A. O'Herlihy	2/9/2024	63,424	255.75	4,374,988	0.8%
Michael M. Larsen	2/9/2024	28,269	255.75	1,949,996	0.8%
Axel R.J. Beck	2/9/2024	10,510	255.75	724,980	0.8%
T. Kenneth Escoe	2/9/2024	9,060	255.75	624,959	0.8%
Mary K. Lawler	2/9/2024	11,959	255.75	824,932	0.8%

(1) The table requires disclosure of these option grants; however, we do not believe that the heading of this column applies as we believe that the Annual Report on Form 10-K for the year ended December 31, 2023 did not contain any material, non-public information as the material information about the fiscal year was reported when we released earnings on February 1, 2024.

Christopher A. O'Herlihy [Member]
Awards Close in Time to MNPI Disclosures
Name		Christopher A. O'Herlihy
Underlying Securities | shares		63,424
Exercise Price | $ / shares		$ 255.75
Fair Value as of Grant Date | $		$ 4,374,988
Underlying Security Market Price Change		0.008
Michael M. Larsen [Member]
Awards Close in Time to MNPI Disclosures
Name		Michael M. Larsen
Underlying Securities | shares		28,269
Exercise Price | $ / shares		$ 255.75
Fair Value as of Grant Date | $		$ 1,949,996
Underlying Security Market Price Change		0.008
Axel R.J. Beck [Member]
Awards Close in Time to MNPI Disclosures
Name		Axel R.J. Beck
Underlying Securities | shares		10,510
Exercise Price | $ / shares		$ 255.75
Fair Value as of Grant Date | $		$ 724,980
Underlying Security Market Price Change		0.008
T. Kenneth Escoe [Member]
Awards Close in Time to MNPI Disclosures
Name		T. Kenneth Escoe
Underlying Securities | shares		9,060
Exercise Price | $ / shares		$ 255.75
Fair Value as of Grant Date | $		$ 624,959
Underlying Security Market Price Change		0.008
Mary K. Lawler [Member]
Awards Close in Time to MNPI Disclosures
Name		Mary K. Lawler
Underlying Securities | shares		11,959
Exercise Price | $ / shares		$ 255.75
Fair Value as of Grant Date | $		$ 824,932
Underlying Security Market Price Change		0.008